Segment information and operations by geographic area (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) segment	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | segment	2
Revenues	¥ 15,736,876	¥ 13,525,407	¥ 11,295,523
Gross profit	2,293,541	2,292,589	1,756,495
Depreciation, depletion, and amortization expense	(912,699)	(797,671)	(685,345)
Interest expense	(284,334)	(249,382)	(229,665)
Interest income	18,850	25,571	28,213
Income/(loss) before income taxes	842,911	771,802	520,040
Total assets	19,031,256	16,305,903	14,483,778
Operating segments | Manufacturing
Segment Reporting Information [Line Items]
Revenues	15,580,576	13,461,181	11,295,523
Gross profit	2,225,215	2,258,099	1,756,495
Depreciation, depletion, and amortization expense	(837,842)	(771,986)	(685,345)
Interest expense	(215,675)	(218,759)	(229,665)
Interest income	18,509	25,321	28,169
Income/(loss) before income taxes	1,106,227	880,393	701,363
Total assets	16,421,270	15,318,101	14,193,590
Operating segments | Solar projects
Segment Reporting Information [Line Items]
Revenues	156,300	64,226
Gross profit	68,326	34,490
Depreciation, depletion, and amortization expense	(74,857)	(25,685)
Interest expense	(68,659)	(30,623)
Interest income	341	250	44
Income/(loss) before income taxes	(49,653)	(48,992)	(5,619)
Total assets	3,633,553	1,277,414	791,884
Elimination
Segment Reporting Information [Line Items]
Revenues	(974,835)	(263,332)	(690,593)
Gross profit	(213,663)	(59,599)	(175,704)
Income/(loss) before income taxes	(213,663)	(59,599)	(175,704)
Total assets	(1,023,567)	(289,612)	(501,696)
Elimination | Manufacturing
Segment Reporting Information [Line Items]
Revenues	974,835	263,332	690,593
Gross profit	¥ 213,663	¥ 59,599	¥ 175,704